Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Balance at beginning of the year	$ 2,649,307	$ 1,958,263
Increase in goodwill related to acquisition		708,471
Impairment	0	(14,830)	$ 0
Foreign currency translation adjustments	(26)	(2,597)
Balance at end of the year	2,649,281	2,649,307	1,958,263
All other
Goodwill
Balance at beginning of the year	795,086	104,042
Increase in goodwill related to acquisition		708,471
Impairment		(14,830)
Foreign currency translation adjustments	(26)	(2,597)
Balance at end of the year	795,060	795,086	104,042
Bigo
Goodwill
Balance at beginning of the year	1,854,221	1,854,221
Increase in goodwill related to acquisition		0
Impairment		0
Foreign currency translation adjustments	0	0
Balance at end of the year	$ 1,854,221	$ 1,854,221	$ 1,854,221